Acquisitions (Tables) - Athena Technology Solutions Holdings, LLC	12 Months Ended
Dec. 31, 2025
Business Combination [Line Items]
Schedule of Estimated Fair Value of the Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of the acquisition.

(In thousands)	Veth Research Associates, LLC
Cash and cash equivalents	$916
Accounts receivable	236
Other identifiable assets	16
Intangible assets, trade name	158
Intangible assets, developed technology	1,232
Intangible assets, customer relationships	2,000

Total identifiable assets	4,558
Accounts payable and accrued expenses	(79)

Total liabilities	(79)

Total identifiable net assets	4,479
Goodwill	5,578

Total fair value of consideration transferred	$10,057

Schedule of Impact of Incremental Amortization Expense Attributable to the Acquired Intangible Assets	These adjustments primarily relate to the impact of incremental amortization expense attributable to the acquired intangible assets.

(In thousands)	Year Ended December 31, 2024
Pro forma total revenue	$395,460
Pro forma net income	$80,851

Schedule of Contingent Consideration Liability
During the year ended December 31, 2025, the contingent consideration liability was adjusted as follows:

(In thousands)	Balances at December 31, 2024	Change in Fair Value	Cash Payments	Fair Value of Equity Issued	Balances at December 31, 2025
Contingent consideration, current portion	$10,243	$—	$(10,243)	$—	$—
Contingent consideration, net of current portion	87,907	2,435	(28,692)	(61,650)	—

Total liability	$98,150	$2,435	$(38,935)	$(61,650)	$—

The change in fair value of the liability represents accretion of the discounted liability outstanding during the year ended December 31, 2025.
During the year ended December 31, 2024, the contingent consideration liability was adjusted as follows:

(In thousands)	Balances at December 31, 2023	Change in Fair Value	Cash Payments	Fair Value of Equity Issued	Balances at December 31, 2024
Contingent consideration, current portion	$45,914	$12,985	$(48,656)	$—	$10,243
Contingent consideration, net of current portion	239,464	(74,584)	—	(76,973)	87,907

Total liability	$285,378	$(61,599)	$(48,656)	$(76,973)	$98,150